Trade and other payables (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Trade and other payables
Trade payables		₨ 4,124,409	₨ 3,977,674
Accrued expenses		275,515	381,880
Related parties		15,517	16,767
Refund and other payables		852,605	673,309
Total		5,268,046	5,049,630
Current	$ 76,127	5,264,949	₨ 5,049,630
Non-current	$ 45	₨ 3,097